Note 10 - Income Tax - Schedule of Provision (Benefit) Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current					$ 2,972	$ 1,387	$ 186
Deferred tax expense (benefit)			$ 0	$ 5,126	1,601	(1,619)	(38)
Total provision for (benefit from) income tax	$ 4,069	$ 2,983	$ 6,193	$ 5,126	$ 4,573	$ (232)	$ 148